Expense Example {- Fidelity® Series Growth Company Fund} - 11.30 Fidelity Series Growth Company Fund - Series PRO-08 - Fidelity® Series Growth Company Fund - Fidelity Series Growth Company Fund-Default
Jan. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none